Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	COMPUGEN LTD
Entity Central Index Key	0001119774
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	36,590,478
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 16,374	$ 5,846
Restricted cash	96	92
Short-term bank deposits	3,215	16,525
Investment in Evogene	5,196
Other accounts receivable and prepaid expenses	690	546
Total current assets	25,571	23,009
NON-CURRENT INVESTMENTS:
Investment in Evogene		4,093
Long-term lease deposits	59	17
Severance pay fund	1,728	1,465
Total non-current investments	1,787	5,575
LONG-TERM PREPAID EXPENSES	301
PROPERTY AND EQUIPMENT, NET	1,250	497
Total assets	28,909	29,081
CURRENT LIABILITIES:
Trade payables	443	248
Other accounts payable and accrued expenses	941	1,175
Total current liabilities	1,384	1,423
NON-CURRENT LIABILITIES:
Research and development funding arrangements	7,872	6,434
Accrued severance pay	1,981	1,643
Total non-current liabilities	9,853	8,077
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at December 31, 2012 and 2011; 36,590,478 and 34,707,622 shares issued and outstanding at December 31, 2012 and 2011, respectively	99	94
Additional paid-in capital	206,325	195,714
Accumulated other comprehensive income	5,367	4,264
Accumulated deficit	(194,119)	(180,491)
Total shareholders' equity	17,672	19,581
Total liabilities and shareholders' equity	$ 28,909	$ 29,081

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	36,590,478	34,707,622
Ordinary shares, shares outstanding	36,590,478	34,707,622

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenues	$ 242		$ 1,115
Cost of revenues	201		224
Gross profit	41		891
Research and development expenses, net of Government and other grants amounting to $93, $ 424 and $ 1,010 for the years ended December 31, 2012, 2011 and 2010, respectively	9,442	6,778	5,227
Marketing and business development expenses	684	610	633
General and administrative expenses	3,457	4,591	2,909
Total operating expenses	13,583	11,979	8,769
Operating loss	(13,542)	(11,979)	(7,878)
Financial income (loss), net	(86)	(306)	241
Other income, net		281	434
Net loss	(13,628)	(12,004)	(7,203)
Unrealized gain (loss) on Investment in Evogene	1,103	(1,902)	2,716
Total comprehensive loss	$ (12,525)	$ (13,906)	$ (4,487)
Basic and diluted net loss per share	$ (0.38)	$ (0.35)	$ (0.22)
Weighted average number of ordinary shares used in computing basic net loss per share	35,844,496	34,276,697	33,284,017
Weighted average number of ordinary shares used in computing diluted net loss per share	36,249,262	34,276,697	33,284,017

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Govenment and other grants	$ 93	$ 424	$ 1,010

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ 27,398	$ 88	$ 184,523	$ 4,071	$ (161,284)
Balance, shares at Dec. 31, 2009	32,867,912	32,867,912
Employee options exercised	2,420	4	2,416
Employee options exercised, shares		1,047,633
Issuance of warrants in connection with research and development funding arrangement, net	999		999
Stock-based compensation relating to options and warrants issued to non-employees	461		461
Stock-based compensation relating to options issued to employees and directors	1,876		1,876
Other comprehensive income (loss)	2,334			2,334
Net loss	(7,203)				(7,203)
Balance at Dec. 31, 2010	28,285	92	190,275	6,405	(168,487)
Balance, shares at Dec. 31, 2010	33,915,545	33,915,545
Employee options exercised	2,041	2	2,039
Employee options exercised, shares		792,077
Stock-based compensation relating to options and warrants issued to non-employees	457		457
Stock-based compensation relating to options issued to employees and directors	2,943		2,943
Other comprehensive income (loss)	(2,141)			(2,141)
Net loss	(12,004)				(12,004)
Balance at Dec. 31, 2011	19,581	94	195,714	4,264	(180,491)
Balance, shares at Dec. 31, 2011	34,707,622	34,707,622
Employee options exercised	1,880	2	1,878
Employee options exercised, shares		696,988
Issuance of shares	6,267	3	6,264
Issuance of shares, shares	1,185,868	1,185,868
Stock-based compensation relating to options and warrants issued to non-employees	145		145
Stock-based compensation relating to options issued to employees and directors	2,324		2,324
Other comprehensive income (loss)	1,103			1,103
Net loss	(13,628)				(13,628)
Balance at Dec. 31, 2012	$ 17,672	$ 99	$ 206,325	$ 5,367	$ (194,119)
Balance, shares at Dec. 31, 2012	36,590,478	36,590,478

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (13,628)	$ (12,004)	$ (7,203)
Adjustments required to reconcile net loss to net cash used in operating activities:
Non-cash stock-based compensation	2,469	3,400	2,337
Depreciation	299	179	201
Severance pay, net	75	(7)	92
Gain from sale of Evogene shares		(239)	(419)
Changes in fair value of exchange option and embedded derivatives in the research and development funding arrangements	588	113	97
Amortization of the cash consideration of the research and development funding arrangement	(130)
Decrease (increase) in trade receivables and other accounts receivable and prepaid expenses	(112)	43	192
Increase in long-term prepaid expenses	(301)
Change in the fair value of liability with respect to outstanding options to non-employee	(20)
Increase (decrease) in trade payables and other accounts payable and accrued expenses	(86)	(734)	562
Decrease in deferred revenue			(113)
Gain from the sale of property and equipment			(25)
Net cash used in operating activities	(10,846)	(9,249)	(4,279)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	16,525	14,524	500
Investment in short-term bank deposits	(3,215)	(16,525)	(14,524)
Changes in restricted cash		592	(1)
Purchase of property and equipment	(1,005)	(96)	(46)
Decrease (increase) in long-term lease deposits	(42)	47	(46)
Proceeds from sale of investment in Evogene		232	424
Proceeds from sale of property and equipment			25
Net cash provided by (used in) investing activities	12,263	(1,226)	(13,668)
Cash flows from financing activities:
Warrants issuance expenses in connection with funding arrangement			(61)
Proceeds from issuance of ordinary shares, net	6,211		7,790
Proceeds from research and development funding arrangements	1,000	7,000
Proceeds from exercise of options	1,900	2,021	2,379
Net cash provided by financing activities	9,111	9,021	10,108
Increase (decrease) in cash and cash equivalents	10,528	(1,454)	(7,839)
Cash and cash equivalents at the beginning of the year	5,846	7,300	15,139
Cash and cash equivalents at the end of the year	16,374	5,846	7,300
Supplemental disclosure of non-cash investing and financing activities:
Receivables from funding arrangement			5,000
Receivables on account of shares	56
Receivables for other finance proceeds		20	41
Payables with respect to Purchase of property and equipment	$ 47

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-       GENERAL

a.
Compugen ltd. ("the Company") and its subsidiary is a leading therapeutic product discovery company focused on therapeutic proteins and monoclonal antibodies to address important unmet needs in the fields of immunology and oncology, either for us or our partners. Unlike traditional high throughput trial and error experimental based drug candidate discovery, the Company's discovery efforts are based on systematic and continuously improving in silico (by computer) product candidate prediction and selection followed by experimental validation, with selected product candidates being advanced in our Pipeline Program to the pre-IND stage. The Company's in silico predictive models utilize a broad and continuously growing infrastructure of proprietary scientific understandings and predictive platforms, algorithms, machine learning systems and other computational biology capabilities. The Company's business model primarily involves collaborations covering the further development and commercialization of in house-discovered product candidates and various forms of research and discovery agreements, in both cases providing the Company with potential milestone payments and royalties on product sales or other forms of revenue sharing.

 The Company's headquarters are located in Israel, with research and development facilities in Israel and California.

b.
In 1997, the Company established a wholly-owned U.S. subsidiary, Compugen USA, Inc. ("Compugen Inc."). During 2011, Compugen Inc. had no significant operations. In March 2012, the Company renewed its U.S. subsidiary's activity by establishing a new monoclonal antibody (mAb) research and development operation in South San Francisco, California for the development of oncology and immunology mAb drug candidates against the Company's identified targets.

c.
Following a shelf registration filed in January 2011, the Company signed in August 2011 an agreement with an underwriter, to issue and sell up to 6,000,000 Ordinary shares under an At-the-Market offering ("ATM") program with gross proceeds not to exceed $ 40,000. As of December 31, 2012 the Company had raised approximately $ 6,267, net of issuance expenses, under this program from the issuance of 1,185,868 of its Ordinary shares.

Subsequent to December 31, 2012 the Company raised additional capital through the ATM program in total amount of $ 6,868 from the issuance of 1,225,182 of its Ordinary shares.

d.
The Company established together with Merck KGaA ("Merck") and Merck Holdings Netherlands B.V. ("Merck Holdings") on June 25, 2012 ("Initial Date"), a start-up company, Neviah Genomics ("Neviah"), focused on the discovery and development of novel biomarkers for the prediction of drug-induced toxicity. According to the agreement with Merck and Merck Holdings, Neviah is expected to receive its initial funding from Merck Holdings in three installments subject to milestones as defined in the agreement. According to the agreement, concurrent with the establishment of Neviah, the Company licensed to Neviah biomarker candidates and in consideration received an equity ownership and a right for future royalties from potential successful commercialization of the product candidates.

Pursuant to the collaboration agreement between the parties, Neviah shall pay the Company royalties on net sales (as defined in the agreement) of a licensed product ("License"), until the later of (a) the date on which such License ceases to be covered by a claim in the country in which such License is made and in the country in which such License is sold; and (b) fifteen years following the date of the first commercial sale of such License in such country.

In addition, Neviah will pay Compugen a certain amount of all sublicense income arising by Neviah from such License.

Based on ASC 845, "Nonmonetary Transactions", ("ASC 845"), the Company has elected the carryover basis at the Initial Date of the biomarker candidates in consideration of a non-controlling ownership interest in Neviah.

The Company does not have control over Neviah, however the Company has significant influence over Neviah. Therefore, subject to ASC 323, "Investments-Equity Method and Joint Ventures", ("ASC 323"), the Company accounts for its investment in Neviah under the equity method. For the period since its establishment until December 31, 2012 Neviah has accumulated losses and because the Company has no commitment to fund Neviah's operation, no investment account was recorded in the Company's financial statements.

In addition, according to the agreement, the Company is providing research and development services to Neviah in consideration for a fee as defined in the agreement (see also Note 15).

e.
In August 2004, the Company spun off its computational chemistry activity into a wholly-owned subsidiary, Keddem BioScience Ltd. ("Keddem") which was, until mid-2007, in the phase of validating its technology and building the extensive infrastructure required to implement it. In 2007, Keddem operations were terminated and it was a dormant entity.

On November 19, 2012 ("Effective Date"), the Company signed an agreement with a private U.S.-based investment company pursuant to which up to $ 15,000 in milestone related equity financing will be made available to Keddem.  Under the agreement, the new investor will obtain a majority equity interest in Keddem, with Compugen maintaining a minority interest and certain future preferential access rights to utilize the Keddem technology with Compugen discovered drug targets.

As of December 31, 2012 and based on initial investment of $ 3,000, the holding rights of the Company in Keddem's ordinary share were reduced to less than 50% interest.

As part of the above transaction, warrants have been granted to the Company to purchase from Keddem up to 83,333 ordinary shares of a nominal value of NIS 0.01 each, at an exercise price which might be adjusted subject to terms set forth in the warrant agreement, during the exercise period which expires on the ten-year anniversary of the Effective Date.

Based on ASC 845 the Company has elected the carryover basis for its investment in Keddem. Since the Company does not have control over Keddem, and subject to ASC 323, the Company accounts for its investment in Keddem under the equity method.  For the period since Effective Date until December 31, 2012 Keddem has accumulated losses and because the Company has no commitment to fund Keddem's operation, no investment account was recorded in the Company's financial statements.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-       SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP").

a.         Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.         Financial statements in U.S. dollars:

The functional currency of the Company is the U.S. dollar, as the Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company and its subsidiary have operated and expect to continue to operate in the foreseeable future. The Company's 2012 financing transactions were made outside Israel in U.S. dollars. The majority of the Company operations are currently conducted in Israel and most of the expenses in Israel are currently paid in new Israeli shekels ("NIS").

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, "Foreign Currency Matters". All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statement of loss as financial income or expenses, as appropriate.

c.         Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Compugen USA Inc. Intercompany transactions and balances have been eliminated upon consolidation.

d.        Cash and cash equivalents:

The Company and its subsidiary consider all highly liquid investments that are convertible to cash with original maturities of three months or less at their acquisition date as cash equivalents.

e.             Restricted cash:

Restricted cash is an interest bearing saving account which is used as a security for the Company's Israeli facilities leasehold bank guarantee.

f.             Short-term bank deposits

Bank deposit with maturities of more than three months but less than one year is included in short-term deposit. Such short-term deposits are stated at cost which approximates market values.

Bank deposits in U.S. dollars for the years ended December 31, 2012 and 2011 bear an annual average interest rate of 1.32% and 1.77%, respectively.

Bank deposits in NIS for the years ended December 31, 2012 and 2011 bear an annual average interest rate of 2.40% and 2.56%, respectively.

g.            Marketable securities:

The Company accounts for investment in Evogene in accordance with ASC No. 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its investment in Evogene as available-for-sale securities which are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial income (loss), net" and are derived using the specific identification method for determining the cost of securities.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis.

The Company periodically reviews its marketable securities for impairment. If the Company concludes that any of these investments are impaired, the Company determines whether such impairment is "other-than-temporary" as defined under ASC 320-10-35. On April 1, 2009, the Company adopted a new guidance, ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments", that changed the impairment and presentation model for debt securities. Under the amended impairment model, an other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. During 2010, 2011 and 2012, no other-than-temporary impairment was recorded.

As of December 31, 2012, the Company holds 1,043,397 shares representing 2.8% of Evogene outstanding Ordinary shares.

h.            Long-term prepaid expenses:

Long-term prepaid expenses consist of long-term lease deposits as security for the subsidiary's facility lease, motor vehicles leases and non-refundable payments for research and developments services (see also Note 9d).

i.             Property and equipment, net:

Property and equipment are stated at cost, net of related investment grants and accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 30 (mainly 30)
Leasehold improvements	shorter of the term of the lease or useful life

j.             Impairment of long-lived assets:

The long-lived assets of the Company and its subsidiary are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2012, 2011 and 2010, no impairment losses have been identified.

k.            Revenue recognition:

The Company generates revenues from collaboration research agreements under which the Company delivers novel product candidates and professional services and may receive future milestones and royalties on successful products. As of December 31, 2012 the Company did not receive upfront payments nor milestones and royalties under its collaboration agreements.

The Company views the research and development services in its agreements as service arrangements and follows the revenue recognition criteria in ASC 650-10.

In 2010, all of the Company's customers realized value from the transaction only when and if the final act was performed and, therefore, performance should be deemed to have occurred and revenue recognized. In 2012, the Company earns revenue on time and material basis and recognizes revenue accordingly to the proportional performance method.  During 2012 and 2010, the Company recognized revenues from product candidate collaboration agreements, under which the Company performed research services (see also Notes 13 and 15).

l.             Research and development expenses, net:

Research and development expenses are charged to the statement of comprehensive loss as incurred.

Royalty and non-royalty bearing grants from the Office of the Chief Scientist of the Israel Ministry of Industry, Trade & Labor ("OCS"), the Bi-national Industrial Research and Development Foundation ("BIRD") and the European 6th framework for funding approved research and development projects, are recognized at the time the Company is entitled to such grants, on the basis of the research and development expenses incurred. Such grants are presented as a reduction from research and development expenses.

m.           Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of the insurance policies, and includes profits or losses accumulated up to the balance sheet date.

Some employee arrangements are under section 14 to the Israeli Severance Pay Law, 1963, pursuant to which the severance pay liability is fully covered by the deposits with the severance pay funds.

Regarding employees that have signed section 14, related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet as the Company is legally released from obligation to such employees once the deposited amounts have been paid.

Severance expenses for the years ended December 31, 2012, 2011 and 2010 amounted to approximately $ 252, $ 257 and $ 231, respectively.

n.            Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", ("ASC 718"), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model as the most appropriate fair value method for the majority of its stock-options awards and values stock based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based on actual historical stock price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. ASC 718 requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

o.            Concentration of credit risks:

Financial instruments that potentially subject the Company and its subsidiary to concentration of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities and long-term lease deposits.

Cash and cash equivalents are invested in U.S. dollar deposits with major banks in Israel. Generally, these deposits may be redeemed upon demand and bear minimal risk. The Company has no significant off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

p.             Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes", ("ASC 740") which prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2012 and December 31, 2011, a full valuation allowance was provided by the Company.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2012 and 2011 no liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

q.            Net loss per share:

Basic net loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding stock options, warrants and shares under the exchange option under the second research and development funding arrangement, as amended (see also Note 8b) have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. As of December 31, 2012, 2011 and 2010 the total number of shares related to outstanding options excluded from the calculations of diluted net loss per share was 6,589,215, 5,943,400 and 5,863,457, respectively. The total number of shares related to warrants under the first research and development funding arrangement excluded from the calculations of diluted net loss per share was, 500,000 for the years ended December 31, 2012, 2011 and 2010.As of December 31, 2012 and 2011 the total number of shares related to the exchange option under the second research and development funding arrangement excluded from the calculations of diluted net loss per share was 599,340, and 1,455,000, respectively.

r.             Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The following methods and assumptions were used by the Company and its subsidiary in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, short-term bank deposits , other accounts receivable, trade payables, and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

The Company measures its investment in Evogene and embedded derivatives with respect to research and development funding arrangement at fair value (see also Note 12).

s.            Derivative instruments:

As of the balance sheet date, none of the Company's derivatives qualify for hedge accounting under ASC 815, "Derivatives and Hedging" ("ASC 815"). As a result all derivatives are recognized on the balance sheet at their fair value, with changes in the fair value carried to the statement of loss and included in financial income (loss), net.

In the year ended December 31, 2012, the Company did not record net gain or loss from derivatives transactions compared with net gain (loss) in the years ended December 31, 2011 and 2010 in the amount of $ 134 and $ 15, respectively.

t.              Investment in affiliates:

The Company accounts for its investment in affiliated companies under the equity method in accordance with ASC 323, "Investments-Equity Method".For the purpose of these financial statements, an affiliated company is a company held to the extent of 20% or more, or a company less than 20% held, in which the Company can exercise significant influence over operating and financial policy of the affiliate.

u.             Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. As of December 31, 2012 and 2011, Accumulated other Comprehensive income amounted to $ 5,367 and $ 4,264, respectively, related to unrealized gains from available-for-sale securities.

v.            Reclassification:

Certain amounts in prior years consolidated balance sheets have been reclassified to conform to the current year presentation. In prior years, the fair value of liability with respect to outstanding options to a non- employee related to Research and Development funding arrangement was presented as a current liability while in 2012 it was decided to reclassify it and present it as a non- current liability.

w.
Impact of recently issued accounting standards:

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company's consolidated results of operations or financial condition.

CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3:- CASH AND CASH EQUIVALENTS

	December 31,
	2012	2011

Bank deposits in U.S. dollars (bearing an annual average interest rate of 1.19% and 1.37% for 2012 and 2011, respectively)	$9,091	$1,300
Bank deposits in NIS (bearing an annual average interest rate of 2.19% and 2.95% for 2012 and 2011, respectively)	6,575	2,924
Cash in banks	708	1,622

	$16,374	$5,846

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2012	2011

Grants receivable from the OCS and others	$16	$198
Government authorities	60	18
Prepaid expenses (*)	516	186
Accrued interest	26	42
Other	72	102

	$690	$546

(*) See also Note 9d.

INVESTMENT IN EVOGENE	12 Months Ended
Dec. 31, 2012
INVESTMENT IN EVOGENE [Abstract]
INVESTMENT IN EVOGENE
NOTE 5:- INVESTMENT IN EVOGENE
As discussed in Note 2g, the Company accounts for its investment in Evogene's shares as of December 31, 2012 and 2011, as available-for-sales securities.

The total amount of unrealized gain of $ 5,367, $ 4,264 and $ 6,405 was included as a separate component of shareholders' equity under accumulated other comprehensive income for the years ended December 31, 2012, 2011 and 2010, respectively.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:
Computers, software and related equipment	$5,023	$4,948
Laboratory equipment and office furniture	4,032	3,184
Leasehold improvements	643	514

	9,698	8,646
Accumulated depreciation:
Computers, software and related equipment	4,885	4,859
Laboratory equipment and office furniture	3,060	2,823
Leasehold improvements	503	467

	8,448	8,149

Depreciated cost	$1,250	$497
For the years ended December 31, 2012, 2011 and 2010, depreciation expenses were approximately $ 299, $ 179 and $ 201, respectively.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 7:- OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2012	2011

Employees and related accruals	$442	$606
Consultants and Board members	298	178
Accrued expenses	148	269
Other	53	122

	$941	$1,175

RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS	12 Months Ended
Dec. 31, 2012
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS [Abstract]
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS
NOTE 8:-       RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS

The following table summarizes the balances recorded on the Company's financial statements with respect to the research and development funding arrangements:

	December 31,
	2012	2011

Embedded Derivatives (a)	$4,025	$4,041
mAb Participation Interest (b)	744	443
Embedded Derivatives (b)	2,839	1,666
Liability with respect to outstanding options to non-employee (c)	264	284

	$7,872	$6,434

a.
On December 29, 2010 (the "Issuance Date") the Company signed a funding arrangement with an investor in partial support of its research and development activities with respect to novel therapeutic product candidates. According to the arrangement the Company received $ 5,000 in consideration of:

(1)	Warrants to purchase 500,000 Ordinary shares at a fixed exercise price of $ 6 per share until June 30, 2013 ("Detachable Warrants") and,

(2)
An entitlement to receive a portion of future income received by Compugen related to possible commercialization and post-marketing fees that are related to certain  designated product candidates ("Participation Rights"). In addition, the investor had an option to exchange its Participation Rights for a fixed amount of 833,334 Ordinary shares at any time through June 30, 2013 (the "Conversion Alternative").

As of the Issuance Date, all of the five designated product candidates were pursued in the Company's validation pipeline. Furthermore, the Company has an obligation to continue the research and developments activities on a best effort basis and to issue to the investor an "Annual Report" containing a summary report for each such designated product candidate, providing general information with respect to what research was conducted by Compugen since the Issuance Date or the prior Annual Report (as applicable).

As part of the arrangement, in the event that prior to June 30, 2011 the Company would have entered into new similar arrangement whereby it obtains $ 15,000 or more, the Company had the right to exchange the investor's Participation Rights for investment in the new arrangement. Since during the above time frame such qualifying finance round did not take place this right of exchange expired.

In accordance with ASC 730-20, "Research and Development Arrangements" and ASC 815, "Derivative and Hedging" the Company considered the Participation Rights as well as the New Arrangement Rights of the instrument issued to be a research and development arrangement ("Research and Development Component") coupled with embedded derivatives (that are the Conversion Alternative and the New Arrangement Rights) as those instruments do not have fixed settlement provisions.

Consequently, the Company determined that the embedded derivatives in the Research and Development Component should be accounted for as a liability to be measured at fair value at inception. The embedded derivatives will be re-measured to fair value at each reporting period until their exercise or expiration with the change in such calculated value reported in the statement of operations (as part of financial income or expenses). As a result, the fair value of those embedded derivatives would be bifurcated out of the amount to be allocated to the Research and Development Component.

The Company has further determined that the Detachable Warrants should be accounted for and classified as an equity component since the warrants have fixed settlement provisions as stated above.

As per the above, at the issuance date the consideration of $ 5,000 was allocated as determined by the Company assisted by the work of a third party valuator:

(1)	An amount of $ 999 was allocated to the equity component net of $ 61 issuance expenses.

(2)
An amount of $ 3,940 was allocated to the Research and Development Component and it was entirely assigned to the Participation Rights and the Conversion Alternative measured at fair value. Issuance expenses that were allocated to this component, amounted to $ 228, were expensed immediately and are included as part of financial expenses in the consolidated statements of operations.

As of December 31, 2012, the Company re-measured the embedded derivatives in the Research and Development Component. Consequently, during the year ended December 31, 2012 the Company recorded $ 16 as financial income.

The Company selected the Multi Period Binomial model as the methodology for determining the fair value for the embedded derivatives. This option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected term.

In estimating the Participation Rights' fair value, the Company used the following assumptions:

	December 31,
	2012	2011

Risk-free interest rate (1)	0.11%	0.18%
Expected volatility (2)	48.02%	46.83%
Expected life (in years) (3)	0.5	1.5
Expected dividend yield (4)	0	0

(1)	Risk-free interest rate - based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life of the conversion feature was based on the term of the derivative.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to Ordinary shareholders in the past and does not expect to pay dividends to Ordinary shareholders.

b.
On December 20, 2011 (the "Effective Date"), the Company entered into an additional funding arrangement ("mAb Funding Arrangement") with an investor, pursuant to which the Company was to receive a total of $ 8,000 (the "Funding Amount") in order to fund certain research and development activities preformed on a best effort basis, in consideration for an entitlement to receive a portion of future income derived from certain monoclonal antibody ("mAb") product candidates ("Products") that are successfully commercialized or are licensed out as defined in the agreement ("mAb Participation Interest").

According to the mAb Funding Arrangement the Funding Amount should have been paid in three installments, $ 2,000 was paid on December 21, 2011. The investor was committed to invest additional $ 3,000 on or before June 30, 2012 and additional $ 3,000 on or before September 30, 2012. Pursuant to the mAb Funding Arrangement, in the event the remaining funds are not transferred, the Company had the right to exchange the relative Funding Amount for Company's Ordinary Shares, at the price of $ 6 per share (the "Company Option"), and the Company would then have no obligations towards the investor under the mAb Funding Arrangement.

The mAb Participation Interest from the Products, is calculated on a sliding scale mainly as fraction of the Funding Amount, relative to total amount invested both by the investor and the Company in the Products, provided that the investor will be entitled to no less than ten percent of such future payments related to any qualifying Products. The investor has the right, during the first quarter of 2014, to waive its rights to the mAb Participation Interest in exchange for a fixed amount of 1,455,000 Ordinary Shares (the "Exchange Option").

On July 24, 2012 the Company entered into an amendment ("First Amendment") to the mAb Funding Agreement, pursuant to which the number of specified Compugen-identified targets in the field of oncology against which mAb product candidates that are subject to the mAb Participation Interest was reduced from twelve to eight, and the payment dates for the $ 6,000 of the Funding Amount remaining to be paid were amended such that $ 1,000 was to be paid on or before July 31, 2012 and $ 5,000 was to be paid on or before December 31, 2012. $ 1,000 was paid on July 27, 2012.

On December 27, 2012, the Company entered into a second amendment ("Second Amendment") to the mAb Funding Arrangement, pursuant to which:

(1)
The number of specified Compugen-identified targets in the field of oncology against which mAb product candidates that are subject to the mAb Participation Interest was reduced from eight to six. However, according to this Amendment, in the event the investor increases its funding in the Company's research and development activities to an aggregate of $ 10,500 the number of targets that are subject to the mAb Participation Interest will revert to eight.

(2)
The term for the remaining payment of between $ 5,000 and $ 7,500 has been revised and this amount is due to be paid no later than April 30, 2013. In the event that the minimum remaining $ 5,000 investment is not made by April 30, 2013, the Company has the right to terminate the mAb Funding Arrangement, and the investor shall have no further rights with regards to the targets, including without limitation, the Exchange Option or the mAb Participation Interest other than a cumulative maximum total of $ 1,500, to be paid on or after May 1, 2013.

(3)
The Exchange Option was postponed to the first quarter of 2015. In addition, the exchange shares amount has been modified and will now be determined by dividing the funding amount that was paid by the investor and the average closing price of the Company's Ordinary shares during twenty trading days prior the actual exchange date as described in the Second Amendment.

The First Amendment and the Second Amendment do not trigger any change in the accounting treatment as mentioned below.

In accordance with ASC 730-20, "Research and Development Arrangements" and ASC 815, "Derivative and Hedging" the Company considered the mAb Participation Interest to be a research and development arrangement ("Research and Development Component") coupled with embedded derivatives (the Exchange Option and the Company Option) as those instruments do not have fixed settlement provisions. Consequently, the Company determined that the embedded derivatives in the Research and Development Component should be accounted for as a liability to be measured at fair value at inception. The embedded derivatives will be re-measured to fair value at each reporting period until their exercise or expiration with the change in such calculated value reported in the statement of operations (as part of financial income or expenses). As a result, the fair value of those embedded derivatives would be bifurcated out of the amount to be allocated to the Research and Development Component. In measuring the fair value the Company considered the various amendments in the terms of the embedded derivatives.

As per the above, the first payment in 2011 of $ 2,000 was allocated as determined by the Company assisted by the work of a third party valuator:

•	An amount of $ 443 was allocated as Cash Consideration to liability component.

•
An amount of $ 1,557 was allocated to the Research and Development Component and it was entirely assigned to the mAb Participation Interest and the Exchange Option measured at fair value. Issuance expenses that were allocated to this component, amounted to $ 463, were expensed immediately and are included as part of financial expenses in the consolidated statements of operations.

The second payment in 2012 of $ 1,000 was allocated as determined by the Company assisted by the work of a third party valuator:

•	An amount of $ 431 was allocated as Cash Consideration to liability component.

•
An amount of $ 569 was allocated to the Research and Development Component and it was entirely assigned to the mAb Participation Interest and the Exchange Option measured at fair value. No additional Issuance expenses were allocated to this component.

As of December 31, 2012, the Company re-measured the embedded derivatives in the Research and Development Component and recorded an accumulated $ 604 as financial expenses.

As of December 31, 2011 the Company selected the Multi Period Binomial model as the methodology for determining the fair value for the embedded derivatives. Following the Second Amendment, as of December 31, 2012, the Company selected the Monte Carlo Simulation model as the methodology for determining the fair value for the embedded derivatives. These option-pricing models require a number of assumptions, of which the most significant are the expected stock price volatility and the expected term.

In estimating the Participation Rights' fair value, the Company used the following assumptions:

	December 31, 2012	December 31, 2011

Risk-free interest rate (1)	0.28%	0.28%
Expected volatility (2)	47.46%	61.73%
Expected life (in years) (3)	2.25	2.25
Expected dividend yield (4)	0	0

(1)	Risk-free interest rate - based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life of the conversion feature was based on the term of the derivative.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to Ordinary shareholders in the past and does not expect to pay dividends to Ordinary shareholders.

c.
As part of issuance expenses the Company granted, and committed to grant upon execution of the remaining payments by the investor, up to 100,000 options to an agent and cash payment of $ 80. As of December 31, 2011, the Company recorded $ 453 as finance expenses related to these awards, based on its fair value. Based on ASC 505, the Company re-measured the above options and recorded $ 20 as financial income during the year ended December 31, 2012.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 9:-       COMMITMENTS AND CONTINGENCIES

a.
The Company and its subsidiary lease their facilities and motor vehicles under various operating lease agreements that expire on various dates.

Annual minimum future rental commitments under non-cancelable operating leases are approximately as follows:

December 31,

2013	$698
2014	522
2015	384

$1,604

 Operating lease expenses for the Company and its subsidiary were approximately $ 551, $ 383 and $ 397 in the years ended December 31, 2012, 2011 and 2010, respectively.

b.	The Company provided bank guarantees in the amount of $ 96 and check deposit in the amount of $ 40 in favor of its offices' lessor in Israel and California, U.S, respectively.

c.
Under the OCS royalty-bearing programs, the Company is not obligated to repay any amounts received from the OCS if it does not generate any income from the results of the funded research program. If income is generated from a funded research program, the Company is committed to pay royalties at a rate of between 3% to 5% of future revenues arising from such research programs, and up to a maximum of 100% of the amount received, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum to be repaid is 100% plus interest at LIBOR). For the years ended December 31, 2012 and 2011 the Company incurred no obligation to pay or accrue any amounts to the OCS. For the year ended December 31, 2010, the Company has an aggregate of paid and accrued royalties to the OCS recorded in the consolidated statement of comprehensive loss in the amount of $ 39. As of December 31, 2012, the Company's aggregate contingent obligations for payments to OCS, based on royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled approximately to $ 8,695.

Under the BIRD plan, the Company is not obligated to repay any amounts previously received from BIRD if it does not generate any income from the outcome of the funded research program. As of December 31, 2012 the Company does not expect any income to be generated from the outcome of the funded research BIRD plan and as such no correlated contingent obligation was recorded (see also Note 2l).

d.
On June 25, 2012 the Company and its U.S subsidiary added to its mAb enabling technology base by entering into an Antibodies Discovery Collaboration Agreement (the "Agreement") with a U.S. antibody technology company ("mAb Technology Company"), providing an established source for fully human mAbs. The agreement includes time based research and commercial licenses to use specific mAb Technology Company proprietary collections of polynucleotides encoding antibodies, and their associated biological materials, together with the systems and/or licensed know how and/or to practice patent rights to identify, isolate, and modify discovery Fabs (the "Technology"), and to develop and exploit discovery products. According to the Agreement (i) the Company paid $ 600 in consideration for a three-year access right to the Technology, of which $ 400 was recorded as long-term prepaid expenses and will be charged to the statement of comprehensive loss over three years and (ii) $ 150 in consideration for the associated biological materials which was recorded as other accounts receivables and prepaid expenses and will be charged to the statement of comprehensive loss in accordance with actual use of materials during each measured period  (iii) in the event any Compugen mAb programs utilize the Technology, the Company would pay additional fees upon the occurrence of certain development and commercialization milestone up to a maximum cumulative total of $ 3,250 for each antibody drug product  that achieved all such milestone events. In addition, the mAb Technology Company will be entitled to certain royalties that could be eliminated, upon payment of certain one-time fees (all payments referred together as "Contingent Fees"). As of December 31, 2012 the Company did not incur any obligation for such Contingent Fees.

In December 2012, the Company replenished the associated biological materials to support the research and development activities performed under the Agreement in the amount of $ 100 which was recorded as other accounts receivables and prepaid expenses.

During the period from June 25, 2012 to December 31, 2012 the Company charged expenses to the statement of comprehensive loss in the amount of $ 109 related to the Agreement.

e.
As mentioned in Note 8 the investor is entitle to receive Participation Rights and mAb Participation Interest under the research and development funding arrangement and the mAb Funding Arrangement, respectively. As of December 31, 2012 the Company did not incur any obligation under these arrangements.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-     SHAREHOLDERS' EQUITY

a.
Ordinary shares:

The ordinary shares confer upon their holders the right to receive notice to participate and vote in general shareholders meetings of the Company to receive dividends, if declared, and to have certain rights upon liquidation of the Company.

b.
Share option plans:

In March 2000, the Company adopted the Compugen Ltd. Share Option Plan (2000) (the "2000 Options Plan"), which provides for the grant of options to purchase up to 1,500,000 ordinary shares to employees and non-employees of the Company and its subsidiaries. The number of shares authorized for issuance under the 2000 Options Plan automatically increased each January 1 by the lesser of 1,500,000 or 4% of the total number of the Company's then outstanding shares or such lower amount as shall be determined by the Board. On July 25, 2010, the Board resolved to cease making grants under the 2000 Options Plan.

In July 2010, the Company adopted the Compugen Ltd. 2010 Share Incentive Plan (the "2010 Options Plan"), which replaced the 2000 Options Plan. Up to 1,953,851 shares were initially reserved for grant, under the 2010 Options Plan to employees and non-employees of the Company and its subsidiaries. The options shares available for grant under the 2000 Options Plan, at such time, as well as any options that may return to such pool in connection with terminated options, will be made available for future grants under the 2010 Options Plan.

In general, options granted under the 2000 Options Plan and the 2010 Options Plan vest over a four-year period and expire 10 years from the date of grant and are granted at an exercise price of not less than the fair market value of the Company's ordinary shares on the date of grant, unless otherwise determined by the board of directors. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options are exercised and the expiration date may not be later than 10 years from the date of grant. Any options that are cancelled or forfeited before expiration become available for future grants. Under the 2010 Options Plan, there were 2,969,072 options to purchase shares available for future grant as of December 31, 2012.

All information below relates to options granted to employees, directors (including Chairman of the Board (see Note 10d below)) and non-employees (see Note 10c below).

Transactions related to the grant of options to employees, directors and non-employees under the above plans during the year ended December 31, 2012, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value
		$	Years	$

Options outstanding at beginning of year	5,943,400	3.04	6.54	11,298,881
Options granted	1,358,000	4.18		1,391,720
Options exercised	(696,988)	2.70		2,049,848
Options expired	(5,197)	3.86		5,489
Options forfeited	(10,000)	4.13		7,900

Options outstanding at end of year	6,589,215	3.34	6.63	10,958,989

Options vested and expected to vest at end of year	6,326,283	3.31	6.55	10,712,527

Exercisable at end of year	3,717,320	1.54	2.87	8,301,318

Weighted average fair value of options granted during the years 2012, 2011 and 2010 was $ 2.72, $ 2.33 and $ 2.51 per share, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of fiscal 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount is impacted by the changes in the fair market value of the Company's shares.

As of December 31, 2012, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 5,314 which is expected to be recognized over a weighted average period of approximately 2.40 years.

The Company used the following weighted-average assumptions for granted options:

	Year ended December 31,
	2012	2011	2010

Volatility	82%	83%	79%
Risk-free interest rate	0.69%	1.49%	2.31%
Dividend yield	0%	0%	0%
Expected life (years)	4.5	4.7	5.0

The stock-based compensation expenses are included as follows in the expense categories:

	Year ended December 31,
	2012	2011	2010

Research and development expenses, net	$1,298	$1,003	$883
Marketing and business development expenses	192	178	91
General and administrative expenses	979	2,219	1,124

	$2,469	$3,400	$2,098

c.	Options to non-employees:

	Year ended December 31, 2012
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	375,500	4.41	3.84
Options granted	25,000	5.50
Options exercised	(79,000)	3.53
Options expired	-	-

Options outstanding at end of year	321,500	4.71	3.52

Options vested and expected to vest at end of year	321,500	4.71	3.52

Exercisable at end of year	317,337	4.64	3.47

The Company accounts for its options and warrants to non-emplopyees under the ASC 505-50 "Equity Based Payments to Non-Employees". The options are re-measured using a Black-Scholes option-pricing model at their then-current fair value at the last date of each reporting period and compensation cost is adjusted for the changes for those fair values. The Company recognized the compensation cost using the straight-line method.

The Company used the following weighted-average assumptions for the fair value calculation of these options:

	Year ended December 31,
	2012	2011	2010

Volatility	78%	78%	81%
Risk-free interest rate	1.12%	2.56%	2.25%
Dividend yield	0%	0%	0%
Expected life (years)	6.6	6.0	6.0

 As for compensation expenses, see also b above.

d.
On February 28, 2010 the former Chairman of the Board provided the Board with a letter under which he voluntary and irrevocably waives all options held by him solely to the extent that such options would vest after December 31, 2010. As a consequence, the Company recognized the remaining unrecognized compensation costs in total of $ 494 with respect to the above mentioned unvested options held by the former Chairman of the Board.

 As of December 31, 2012, the Company fully recognized those compensation costs.

e.
On May 12, 2011, the shareholders approved a new grant to the former CEO and a current director on the Company's board of directors of a fully vested option to purchase 380,000 shares, exercisable until the earlier to occur of: (i) 180 days after the former CEO and current board member terminates his service as board member for any reason (ii) the date when the options expire had he remained CEO (i.e. after April 19, 2015). The total compensation cost related to this new grant was $ 1,264. As of December 31, 2012, the Company fully recognized those compensation costs.

f.
On December 12, 2011, the Board approved to extend the exercise period of options vested as of December 15, 2010, which were previously granted to the Company's CEO, until October 24, 2016. The Company accounted for the extension of options' terms pursuant to ASC 718 as a modification. Accordingly, additional compensation was calculated by the Company as the fair value of the modified award in excess of the fair value of the original award measured immediately before its terms have been modified based on current circumstances. The total incremental compensation cost related to this modification was $ 61. As of December 31, 2012, the Company fully recognized those compensation costs.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11:-     INCOME TAXES

a.
Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985:

Results for tax purposes are measured in terms of earnings in NIS after certain adjustments for increases in Israeli Consumer Price Index (the "Israeli CPI"). As explained in Note 2b, the financial statements are measured in U.S. dollars. The difference between the annual change in Israeli CPI and in the NIS/dollar exchange rate causes a further difference between taxable income and the income before taxes shown in the financial statements. In accordance with paragraph 9(f) of ASC 740, the Company has not provided deferred income taxes on the difference between the functional currency and the tax basis of assets and liabilities.

According to the law, until 2007 the results for tax purposes were adjusted for changes in the Israeli CPI.

In February 2008 the "Knesset" (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Starting 2008 the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. The amendment to the law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting 2008.

b.
Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise" and/or "beneficiary enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for a period of several years for the remaining benefit period.

Another condition for receiving the benefits under the alternative track is a minimum qualifying investment. This condition requires an investment in the acquisition of productive assets such as machinery and equipment which must be carried out within three years. The minimum qualifying investment required for setting up a plant is NIS 300 thousand. As for plant expansions, the minimum qualifying investment is the higher of NIS 300 thousand and an amount equivalent to the "qualifying percentage" of the value of the productive assets. Productive assets that are used by the plant but not owned by it will also be viewed as productive assets. The Company was eligible under the terms of minimum qualifying investment and elected 2006 and 2009 as its "years of election".

The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Law ("a beneficiary company"), and which is derived from an industrial enterprise. The Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise, whereby income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The benefit period starts with the first year the beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun.

The above benefits are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. The management believes that the Company is meeting the aforementioned conditions.

The Company is also a "foreign investors' company", as defined by the Capital Investments Law, and, as such, is entitled to a 10-year period of benefits and may be entitled to reduced tax rates of between 10% to 25% (depending on the percentage of foreign ownership in each tax year).

Income from sources other than the "Approved Enterprise" and "Beneficiary Enterprise" during the benefit period will be subject to the tax at the regular tax rate.

Amendments to the Law:

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments to the Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

The Company examined the possible effect of the amendment on the financial statements, if at all, and at this time do not believe it will opt to apply the amendment.

In November 2012, the Knesset passed Amendment No. 69 to the Investment Law (the "Trapped Earnings Law") which provides a temporary, partial, relief from taxation on a distribution from exempt income for companies which elect the relief through November 2013. The Trapped Earnings Law allows a company to qualify a portion of its exempt income ("Elected Earnings") for a reduced tax rate ranging between 17.5% and 6%. While the reduced tax is payable within 30 days of election, an electing company is not required to actually distribute the Elected Earnings within a certain period of time. The applicable rate is based on a linear formula involving the portion of Elected Earnings to exempt income and the applicable tax rate prescribed in the Investment Law. A company electing to qualify its exempt income must undertake to make designated investments in productive fixed assets, research and development, or wages of new employees ("Designated Investment"). The Designated Investment amount is defined by a formula which considers the portion of Elected Earnings to the exempt income and the applicable tax rate prescribed by the Investment Law.

In addition to the reduced tax rate a distribution of Elected Earnings would be subject to a 15% withholding tax. The Trapped Earnings Law provides an exemption from the 15% withholding tax for a distribution to an Israeli resident company from companies which have elected the Privileged Enterprise status and waived their Approved Enterprise and privileged Enterprise Status through June 2015.

At this time the Company does not believe the amendment has any possible effect on the financial statements.

c.             Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that the Company currently qualifies as an "industrial company" under the above law and as such, enjoys tax benefits, including:

(1)	Deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period;

(2)	The right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial company and an industrial holding company; and

(3)	Accelerated depreciation rates on equipment and buildings.

The Company currently qualifies as an "industrial company" under the above law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, and the right to claim public issuance expenses over three years, as a deduction for tax purposes.

d.             Net operating losses carryforward and capital loss:

As of December 31, 2012, the Company's net operating losses carryforward and capital loss for tax purposes in Israel amounted to approximately $ 152 and $ 4 million, respectively. These net operating losses may be carried forward indefinitely and may be offset against future taxable income. The Company expects that during the period in which these tax losses are utilized its income will be substantially tax-exempt.

Compugen Inc. is subject to U.S. income taxes. As of December 31, 2012, Compugen Inc. has net operating loss carryforwards for federal income tax purposes of approximately $ 15 million which expires in the years 2018 to 2032. Compugen Inc. also has net operating loss carryforwards for state income tax purposes of approximately $ 659 which expires in the years 2013 to 2032. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

e.              Loss before taxes is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic (Israel)	$13,370	$12,004	$7,203
Foreign	258	-	-

	$13,628	$12,004	$7,203

f.              Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and its subsidiary's deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and its subsidiary's deferred tax assets are as follows:

	December 31,
	2012	2011

Accrued social benefits	$124	$99
Research and development credit	2,300	1,686
Capital funding raise credit	12	14
Operating loss carryforward	43,297	40,890

Net deferred tax asset before valuation allowance	45,733	42,689
Valuation allowance	(45,733)	(42,689)

Net deferred tax asset	$-	$-

The Company and its subsidiary have provided full valuation allowances in respect of deferred tax assets resulting from operating loss carryforward and other temporary differences. Management currently believes that since the Company and its subsidiary have a history of losses it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.

g.
Reconciliation of the theoretical tax expense (benefit) to the actual tax expense (benefit):

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carryforward among the Company and  subsidiary due to the uncertainty of the realization of such tax benefits and the effect of "approved" and "beneficiary" enterprise.

h.	Tax rates applicable to the income of the Company:

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 12:-	FAIR VALUE MEASURMENTS

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its Investment in Evogene and embedded derivatives at fair value. The carrying amounts of cash and cash equivalents, other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments. Investment in Evogene is classified within Level 1 because this asset is valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Embedded derivatives are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2012
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Marketable securities:
Investment in Evogene	$5,196	$5,196	$-	$-
Embedded Derivatives	6,864	-	-	6,864
Liability with respect to outstanding options to non- employee	264	-	-	264

Total financial assets	$12,324	$5,196	$-	$7,128

	December 31, 2011
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Marketable securities:
Investment in Evogene	$4,093	$4,093	$-	$-
Embedded Derivatives	5,707	-	-	5,707
Liability with respect to outstanding options to non- employee	284	-	-	284

Total financial assets	$10,084	$4,093	$-	$5,991

Fair value measurements using significant unobservable inputs (Level 3):

Fair value of Embedded Derivatives

Balance at January 1, 2011	$4,037

Fair value of Exchange Option within second research and development arrangement	1,557
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	113

Balance at December 31, 2011 *)	5,707

Fair value of Exchange Option within the 2012 proceeds under the second research and development arrangement	569
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	588

Balance at December 31, 2012 *)	$6,864

*)
The amount on the balance sheet of the research and development funding arrangements and others includes also a cash consideration of $ 744 and $ 443 as of December 31, 2012 and December 31, 2011, respectively,  and Fair value of liability with respect to outstanding options to non-employee, as mentioned below, in amount of $ 264 and $ 284 as of December 31, 2012 and December 31, 2011, respectively.

Fair value of outstanding options to non- employee

Balance at January 1, 2011	$-
Fair value of liability with respect to outstanding options to non-employee	353
Classification of portion liability with respect to outstanding options to non-employee to additional paid in capital	(89)
Change in fair value of liability with respect to outstanding options to non- employee	20

Balance at December 31, 2011	284

Change in fair value of liability with respect to outstanding options to non- employee	(20)

Balance at December 31, 2012	$264

GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS
NOTE 13:-     GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

The Company's business is currently comprised of one operating segment, the research, development and commercialization of therapeutic and diagnostic biomarker product candidates. The nature of the products and services provided by the Company and the type of customers for these products and services are similar. Operations in Israel and the United States include research and development, sales and business development. The Company follows ASC 280, "Segment Reporting."  Total revenues are attributed to geographic areas based on the location of the end customer.

        The following represents the total revenues for the years ended December 31, 2012, 2011 and 2010 and long-lived assets as of December 31, 2012 and 2011:

	Year ended December 31,
	2012	2011	2010
Revenues from sales to unaffiliated customers:

United States	$-	$-	$750
Europe	-	-	365
Israel	-	-	-

Total revenues	$-	$-	$1,115

	December 31,
	2012	2011
Long-lived assets:

Israel	$483	$497
United States	767	-

Total long-lived assets	$1,250	$497

	Year ended December 31,
	2012	2011	2010
Sales to a single customer exceeding 10%:

Customer A	-	-	67%
Customer B	-	-	13%
Customer C	-	-	11%

FINANCIAL INCOME (LOSS), NET	12 Months Ended
Dec. 31, 2012
FINANCIAL INCOME (LOSS), NET [Abstract]
FINANCIAL INCOME (LOSS), NET
NOTE 14:- FINANCIAL INCOME (LOSS), NET

	Year ended December 31,
	2012	2011	2010

Interest income	$301	$421	$266
Bank fees and other finance expenses	(61)	(15)	(15)
Change in fair value of research and development funding arrangements	(588)	(113)	(97)
Change in fair value of liability with respect to outstanding options to non-employee	20	-	-
Funding arrangements issuance expenses	-	(463)	(228)
Derivatives transactions loss (gain)	-	134	(15)
Exchange rate differences	242	(270)	330

Net income (loss), net	$(86)	$(306)	$241

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 15:- RELATED PARTY BALANCES AND TRANSACTIONS

The Company provides research and development services to Neviah in consideration for pre-scheduled determined fees. As of December 31, 2012 the Company recognized revenues from the agreement with Neviah of $ 242 (see also Note 1d).

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 16:-     SUBSEQENT EVENTS

On February 19, 2013, the Company's Board of directors approved a grant to employees and non-employees of options to purchase a total of 90,000 and 10,000 ordinary shares, respectively, at an exercise price of $ 5.08 per share. Such options to employees and non-employees shall vest over a period four years commencing on the above date and a period of twelve months commencing January 1, 2013, respectively.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates:
a. Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial statements in U.S. dollars:
b. Financial statements in U.S. dollars:

The functional currency of the Company is the U.S. dollar, as the Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company and its subsidiary have operated and expect to continue to operate in the foreseeable future. The Company's 2012 financing transactions were made outside Israel in U.S. dollars. The majority of the Company operations are currently conducted in Israel and most of the expenses in Israel are currently paid in new Israeli shekels ("NIS").

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, "Foreign Currency Matters". All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statement of loss as financial income or expenses, as appropriate.

Basis of consolidation:
c. Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Compugen USA Inc. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents:
d. Cash and cash equivalents:

The Company and its subsidiary consider all highly liquid investments that are convertible to cash with original maturities of three months or less at their acquisition date as cash equivalents.

Restricted cash:	e. Restricted cash: Restricted cash is an interest bearing saving account which is used as a security for the Company's Israeli facilities leasehold bank guarantee.
Short-term bank deposits
f. Short-term bank deposits

Bank deposit with maturities of more than three months but less than one year is included in short-term deposit. Such short-term deposits are stated at cost which approximates market values.

Bank deposits in U.S. dollars for the years ended December 31, 2012 and 2011 bear an annual average interest rate of 1.32% and 1.77%, respectively.

Bank deposits in NIS for the years ended December 31, 2012 and 2011 bear an annual average interest rate of 2.40% and 2.56%, respectively.

Marketable securities:
g. Marketable securities:

The Company accounts for investment in Evogene in accordance with ASC No. 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its investment in Evogene as available-for-sale securities which are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial income (loss), net" and are derived using the specific identification method for determining the cost of securities.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis.

The Company periodically reviews its marketable securities for impairment. If the Company concludes that any of these investments are impaired, the Company determines whether such impairment is "other-than-temporary" as defined under ASC 320-10-35. On April 1, 2009, the Company adopted a new guidance, ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments", that changed the impairment and presentation model for debt securities. Under the amended impairment model, an other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. During 2010, 2011 and 2012, no other-than-temporary impairment was recorded.

As of December 31, 2012, the Company holds 1,043,397 shares representing 2.8% of Evogene outstanding Ordinary shares.

Long-term prepaid expenses:
h.            Long-term prepaid expenses:

Long-term prepaid expenses consist of long-term lease deposits as security for the subsidiary's facility lease, motor vehicles leases and non-refundable payments for research and developments services (see also Note 9d).

Property and equipment, net:
i. Property and equipment, net:

Property and equipment are stated at cost, net of related investment grants and accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 30 (mainly 30)
Leasehold improvements	shorter of the term of the lease or useful life

Impairment of long-lived assets:
j. Impairment of long-lived assets:

The long-lived assets of the Company and its subsidiary are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2012, 2011 and 2010, no impairment losses have been identified.

Revenue recognition:
k.            Revenue recognition:

The Company generates revenues from collaboration research agreements under which the Company delivers novel product candidates and professional services and may receive future milestones and royalties on successful products. As of December 31, 2012 the Company did not receive upfront payments nor milestones and royalties under its collaboration agreements.

The Company views the research and development services in its agreements as service arrangements and follows the revenue recognition criteria in ASC 650-10.

In 2010, all of the Company's customers realized value from the transaction only when and if the final act was performed and, therefore, performance should be deemed to have occurred and revenue recognized. In 2012, the Company earns revenue on time and material basis and recognizes revenue accordingly to the proportional performance method.  During 2012 and 2010, the Company recognized revenues from product candidate collaboration agreements, under which the Company performed research services (see also Notes 13 and 15).

Research and development expenses, net:
l.             Research and development expenses, net:

Research and development expenses are charged to the statement of comprehensive loss as incurred.

Royalty and non-royalty bearing grants from the Office of the Chief Scientist of the Israel Ministry of Industry, Trade & Labor ("OCS"), the Bi-national Industrial Research and Development Foundation ("BIRD") and the European 6th framework for funding approved research and development projects, are recognized at the time the Company is entitled to such grants, on the basis of the research and development expenses incurred. Such grants are presented as a reduction from research and development expenses.

Serverance pay:
m. Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of the insurance policies, and includes profits or losses accumulated up to the balance sheet date.

Some employee arrangements are under section 14 to the Israeli Severance Pay Law, 1963, pursuant to which the severance pay liability is fully covered by the deposits with the severance pay funds.

Regarding employees that have signed section 14, related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet as the Company is legally released from obligation to such employees once the deposited amounts have been paid.

Severance expenses for the years ended December 31, 2012, 2011 and 2010 amounted to approximately $ 252, $ 257 and $ 231, respectively.

Accounting for stock-based compensation:
n. Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", ("ASC 718"), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model as the most appropriate fair value method for the majority of its stock-options awards and values stock based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based on actual historical stock price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. ASC 718 requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

Concentration of credit risks:
o. Concentration of credit risks:

Financial instruments that potentially subject the Company and its subsidiary to concentration of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities and long-term lease deposits.

Cash and cash equivalents are invested in U.S. dollar deposits with major banks in Israel. Generally, these deposits may be redeemed upon demand and bear minimal risk. The Company has no significant off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Income taxes:
p. Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes", ("ASC 740") which prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2012 and December 31, 2011, a full valuation allowance was provided by the Company.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2012 and 2011 no liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

Net loss per share:
q.            Net loss per share:

Basic net loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding stock options, warrants and shares under the exchange option under the second research and development funding arrangement, as amended (see also Note 8b) have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. As of December 31, 2012, 2011 and 2010 the total number of shares related to outstanding options excluded from the calculations of diluted net loss per share was 6,589,215, 5,943,400 and 5,863,457, respectively. The total number of shares related to warrants under the first research and development funding arrangement excluded from the calculations of diluted net loss per share was, 500,000 for the years ended December 31, 2012, 2011 and 2010.As of December 31, 2012 and 2011 the total number of shares related to the exchange option under the second research and development funding arrangement excluded from the calculations of diluted net loss per share was 599,340, and 1,455,000, respectively.

Fair value of financial instruments:
r. Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The following methods and assumptions were used by the Company and its subsidiary in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, short-term bank deposits , other accounts receivable, trade payables, and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

The Company measures its investment in Evogene and embedded derivatives with respect to research and development funding arrangement at fair value (see also Note 12).

Derivatives instruments:
s.            Derivative instruments:

As of the balance sheet date, none of the Company's derivatives qualify for hedge accounting under ASC 815, "Derivatives and Hedging" ("ASC 815"). As a result all derivatives are recognized on the balance sheet at their fair value, with changes in the fair value carried to the statement of loss and included in financial income (loss), net.

In the year ended December 31, 2012, the Company did not record net gain or loss from derivatives transactions compared with net gain (loss) in the years ended December 31, 2011 and 2010 in the amount of $ 134 and $ 15, respectively.

Investments in affiliates:
t. Investment in affiliates:

The Company accounts for its investment in affiliated companies under the equity method in accordance with ASC 323, "Investments-Equity Method".For the purpose of these financial statements, an affiliated company is a company held to the extent of 20% or more, or a company less than 20% held, in which the Company can exercise significant influence over operating and financial policy of the affiliate.

Comprehensive income:
u.             Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. As of December 31, 2012 and 2011, Accumulated other Comprehensive income amounted to $ 5,367 and $ 4,264, respectively, related to unrealized gains from available-for-sale securities.

Reclassification:
v.            Reclassification:

Certain amounts in prior years consolidated balance sheets have been reclassified to conform to the current year presentation. In prior years, the fair value of liability with respect to outstanding options to a non- employee related to Research and Development funding arrangement was presented as a current liability while in 2012 it was decided to reclassify it and present it as a non- current liability.

Impact of recently issued accounting standards:
w.
Impact of recently issued accounting standards:
In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company's consolidated results of operations or financial condition.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule Of Annual Rates For Computing Depreciation
%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 30 (mainly 30)
Leasehold improvements	shorter of the term of the lease or useful life

CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
Schedule Of Cash And Cash Equivalents
	December 31,
	2012	2011

Bank deposits in U.S. dollars (bearing an annual average interest rate of 1.19% and 1.37% for 2012 and 2011, respectively)	$9,091	$1,300
Bank deposits in NIS (bearing an annual average interest rate of 2.19% and 2.95% for 2012 and 2011, respectively)	6,575	2,924
Cash in banks	708	1,622

	$16,374	$5,846

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule Of Other Accounts Receivable And Prepaid Expenses
	December 31,
	2012	2011

Grants receivable from the OCS and others	$16	$198
Government authorities	60	18
Prepaid expenses (*)	516	186
Accrued interest	26	42
Other	72	102

	$690	$546

(*) See also Note 9d.

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property And Equipment, Net
	December 31,
	2012	2011
Cost:
Computers, software and related equipment	$5,023	$4,948
Laboratory equipment and office furniture	4,032	3,184
Leasehold improvements	643	514

	9,698	8,646
Accumulated depreciation:
Computers, software and related equipment	4,885	4,859
Laboratory equipment and office furniture	3,060	2,823
Leasehold improvements	503	467

	8,448	8,149

Depreciated cost	$1,250	$497

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2012	2011

Employees and related accruals	$442	$606
Consultants and Board members	298	178
Accrued expenses	148	269
Other	53	122

	$941	$1,175

RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Schedule Of Balances Recorded
	December 31,
	2012	2011

Embedded Derivatives (a)	$4,025	$4,041
mAb Participation Interest (b)	744	443
Embedded Derivatives (b)	2,839	1,666
Liability with respect to outstanding options to non-employee (c)	264	284

	$7,872	$6,434

Derivative Arrangement One [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Schedule Of Assumptions
	December 31,
	2012	2011

Risk-free interest rate (1)	0.11%	0.18%
Expected volatility (2)	48.02%	46.83%
Expected life (in years) (3)	0.5	1.5
Expected dividend yield (4)	0	0

Derivative Arrangement Two [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Schedule Of Assumptions
	December 31, 2012	December 31, 2011

Risk-free interest rate (1)	0.28%	0.28%
Expected volatility (2)	47.46%	61.73%
Expected life (in years) (3)	2.25	2.25
Expected dividend yield (4)	0	0

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Rental Commitments Under Operating Leases
December 31,

2013	$698
2014	522
2015	384

$1,604

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Schedule Of Share Based Compensation Weighted Average Assumptions For Granted Options
	Year ended December 31,
	2012	2011	2010

Volatility	82%	83%	79%
Risk-free interest rate	0.69%	1.49%	2.31%
Dividend yield	0%	0%	0%
Expected life (years)	4.5	4.7	5.0

Schedule of Stock-Based Compensation Expenses
	Year ended December 31,
	2012	2011	2010

Research and development expenses, net	$1,298	$1,003	$883
Marketing and business development expenses	192	178	91
General and administrative expenses	979	2,219	1,124

	$2,469	$3,400	$2,098

Employees, Directors And Consultants [Member]
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Schedule Of Option Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value
		$	Years	$

Options outstanding at beginning of year	5,943,400	3.04	6.54	11,298,881
Options granted	1,358,000	4.18		1,391,720
Options exercised	(696,988)	2.70		2,049,848
Options expired	(5,197)	3.86		5,489
Options forfeited	(10,000)	4.13		7,900

Options outstanding at end of year	6,589,215	3.34	6.63	10,958,989

Options vested and expected to vest at end of year	6,326,283	3.31	6.55	10,712,527

Exercisable at end of year	3,717,320	1.54	2.87	8,301,318

Nonemployees [Member]
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Schedule Of Option Activity
	Year ended December 31, 2012
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	375,500	4.41	3.84
Options granted	25,000	5.50
Options exercised	(79,000)	3.53
Options expired	-	-

Options outstanding at end of year	321,500	4.71	3.52

Options vested and expected to vest at end of year	321,500	4.71	3.52

Exercisable at end of year	317,337	4.64	3.47

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule Of Qualifying Percentage Of Productive Assets
The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

Schedule Of Loss Before Taxes
	Year ended December 31,
	2012	2011	2010

Domestic (Israel)	$13,370	$12,004	$7,203
Foreign	258	-	-

	$13,628	$12,004	$7,203

Summary Of Deferred Tax Assets And Liabilities
	December 31,
	2012	2011

Accrued social benefits	$124	$99
Research and development credit	2,300	1,686
Capital funding raise credit	12	14
Operating loss carryforward	43,297	40,890

Net deferred tax asset before valuation allowance	45,733	42,689
Valuation allowance	(45,733)	(42,689)

Net deferred tax asset	$-	$-

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule Of Financial Assets Measured At Fair Value On A Recurring Basis
	December 31, 2012
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Marketable securities:
Investment in Evogene	$5,196	$5,196	$-	$-
Embedded Derivatives	6,864	-	-	6,864
Liability with respect to outstanding options to non- employee	264	-	-	264

Total financial assets	$12,324	$5,196	$-	$7,128
	December 31, 2011
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Marketable securities:
Investment in Evogene	$4,093	$4,093	$-	$-
Embedded Derivatives	5,707	-	-	5,707
Liability with respect to outstanding options to non- employee	284	-	-	284

Total financial assets	$10,084	$4,093	$-	$5,991

Schedule Of Changes In Level 3 Instruments Measured On A Recurring Basis Using Significant Unobservable Inputs
Fair value of Embedded Derivatives

Balance at January 1, 2011	$4,037

Fair value of Exchange Option within second research and development arrangement	1,557
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	113

Balance at December 31, 2011 *)	5,707

Fair value of Exchange Option within the 2012 proceeds under the second research and development arrangement	569
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	588

Balance at December 31, 2012 *)	$6,864

*)
The amount on the balance sheet of the research and development funding arrangements and others includes also a cash consideration of $ 744 and $ 443 as of December 31, 2012 and December 31, 2011, respectively,  and Fair value of liability with respect to outstanding options to non-employee, as mentioned below, in amount of $ 264 and $ 284 as of December 31, 2012 and December 31, 2011, respectively.

Schedule of Fair Value of Outstanding Options to Non-employee
Fair value of outstanding options to non- employee

Balance at January 1, 2011	$-
Fair value of liability with respect to outstanding options to non-employee	353
Classification of portion liability with respect to outstanding options to non-employee to additional paid in capital	(89)
Change in fair value of liability with respect to outstanding options to non- employee	20

Balance at December 31, 2011	284

Change in fair value of liability with respect to outstanding options to non- employee	(20)

Balance at December 31, 2012	$264

GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS [Abstract]
Total Revenues And Long-Lived Assets By Geographic Area
	Year ended December 31,
	2012	2011	2010
Revenues from sales to unaffiliated customers:

United States	$-	$-	$750
Europe	-	-	365
Israel	-	-	-

Total revenues	$-	$-	$1,115
	December 31,
	2012	2011
Long-lived assets:

Israel	$483	$497
United States	767	-

Total long-lived assets	$1,250	$497

Sales To A Single Customer Exceeding 10%:
	Year ended December 31,
	2012	2011	2010
Sales to a single customer exceeding 10%:

Customer A	-	-	67%
Customer B	-	-	13%
Customer C	-	-	11%

FINANCIAL INCOME (LOSS), NET (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INCOME (LOSS), NET [Abstract]
SCHEDULE OF FINANCIAL INCOME (LOSS), NET
	Year ended December 31,
	2012	2011	2010

Interest income	$301	$421	$266
Bank fees and other finance expenses	(61)	(15)	(15)
Change in fair value of research and development funding arrangements	(588)	(113)	(97)
Change in fair value of liability with respect to outstanding options to non-employee	20	-	-
Funding arrangements issuance expenses	-	(463)	(228)
Derivatives transactions loss (gain)	-	134	(15)
Exchange rate differences	242	(270)	330

Net income (loss), net	$(86)	$(306)	$241

GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended
	Aug. 31, 2011	Mar. 15, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2012 Share Purchase Agreement [Member]	Dec. 31, 2012 Share Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
ATM ordinary shares authorized	6,000,000
Maximum authorized proceeds from issuance of common stock	$ 40,000
Proceeds from issuance of ordinary shares, net			6,211		7,790
Proceeds from issuance of common stock, gross		6,868
Issuance of shares, shares		1,225,182	1,185,868
Aggregate purchase price for subsidiary stock based upon achievement of milestones						15,000
Minority interest, investment							$ 3,000
Ordinary shares eligible for purchase with warrants						83,333
Exercise period for warrants						10 years

SIGNIFICANT ACCOUNTING POLICIES (Short-Term Bank Deposits) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. dollars [Member]
Short Term Bank Deposits [Line Items]
Average interest rate of short-term bank deposits	1.32%	1.77%
NIS [Member]
Short Term Bank Deposits [Line Items]
Average interest rate of short-term bank deposits	2.40%	2.56%

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Fair value method investment, number of shares held	1,043,397
Fair value method investment, ownership percentage	2.80%
Severance expenses	$ 252	$ 257	$ 231
Net gain (loss) on derivative transactions		134	(15)
Amount of unrealized gain in accumulated other comprehensive income	$ 5,367	$ 4,264	$ 6,405

SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Annual Rates For Computing Depreciation) (Details)	12 Months Ended
Dec. 31, 2012
Computers, Software And Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Laboratory Equipment And Office Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	6.00%
Laboratory Equipment And Office Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	30.00%
Laboratory Equipment And Office Furniture [Member] | Mainly [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	30.00%

SIGNIFICANT ACCOUNTING POLICIES (Net Loss Per Share) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from the computation of diluted net loss per share	6,589,215	5,943,400	5,863,457
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from the computation of diluted net loss per share	500,000	500,000	500,000
Exchange Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from the computation of diluted net loss per share	599,340	1,455,000

CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Interest-bearing Deposits [Member] U.S. dollars [Member]	Dec. 31, 2011 Interest-bearing Deposits [Member] U.S. dollars [Member]	Dec. 31, 2012 Interest-bearing Deposits [Member] NIS [Member]	Dec. 31, 2011 Interest-bearing Deposits [Member] NIS [Member]	Dec. 31, 2012 Cash In Banks [Member]	Dec. 31, 2011 Cash In Banks [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 16,374	$ 5,846	$ 7,300	$ 15,139	$ 9,091	$ 1,300	$ 6,575	$ 2,924	$ 708	$ 1,622
Weighted average interest rate of bank deposits					1.19%	1.37%	2.19%	2.95%

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Grants receivable from the Office of the Chief Scientist and others	$ 16	$ 198
Government authorities	60	18
Prepaid expenses	516	186
Accrued interest	26	42
Other	72	102
Other accounts receivable and prepaid expenses	$ 690	$ 546

INVESTMENT IN EVOGENE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVESTMENT IN EVOGENE [Abstract]
Amount of unrealized gain in accumulated other comprehensive income	$ 5,367	$ 4,264	$ 6,405

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total Cost	$ 9,698	$ 8,646
Total Accumulated depreciation	8,448	8,149
Depreciated cost	1,250	497
Depreciation	299	179	201
Computers, Software And Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Cost	5,023	4,948
Total Accumulated depreciation	4,885	4,859
Laboratory Equipment And Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Total Cost	4,032	3,184
Total Accumulated depreciation	3,060	2,823
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total Cost	643	514
Total Accumulated depreciation	$ 503	$ 467

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and related accruals	$ 442	$ 606
Consultants and Board members	298	178
Accrued expenses	148	269
Other	53	122
Total other accounts payable and accrued expenses	$ 941	$ 1,175

RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS (Schedule Of Balances Recorded) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Research and Development Arrangement, Contract to Perform for Others [Line Items]
mAb Participation Interest	$ 744	$ 443
Liability with respect to outstanding options to non-employee	264	284
Research and development funding arrangements	7,872	6,434
Derivative Arrangement One [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Embedded Derivatives	4,025	4,041
Derivative Arrangement Two [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Embedded Derivatives	$ 2,839	$ 1,666

RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS (Novel Therapeutic Product) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended
	Dec. 21, 2011 Option to Exchange Rights For Shares [Member]	Dec. 29, 2010 Option to Exchange Rights For Shares [Member]	Dec. 29, 2010 Detachable Warrants Issued as Part of Research Funding Arrangement [Member]	Dec. 29, 2010 Derivative Arrangement One [Member]	Dec. 31, 2012 Derivative Arrangement One [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Consideration received in funding arrangement				$ 5,000
Ordinary shares eligible for purchase with warrants			500,000
Exercise price of warrants			6
Expiration date of warrants			Jun 30, 2013
Number of shares to be issued upon exchange of Participation Rights	1,455,000	833,334
Expiration date of exchange		Jun 30, 2013
Value of new similar arrangement allowing exchange				15,000
Proceeds from equity component			999
Warrant and option issuance costs			61
Proceeds allocated to derivative				3,940
Issuance costs related to derivative				228
Financial income (expenses) related to embedded derivative					$ 16

RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS (Schedule Of Assumptions For Novel Therapeutic Product) (Details) (Derivative Financial Instruments, Liabilities [Member], Derivative Arrangement One [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Financial Instruments, Liabilities [Member] | Derivative Arrangement One [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk-free interest rate	0.11%	0.18%
Expected volatility	48.02%	46.83%
Expected life	6 months	1 year 6 months
Expected dividend yield	0.00%	0.00%

RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS (Monoclonal Antibody Product) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended					12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 21, 2011 Placement Agent [Member]	Dec. 31, 2012 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member]	Dec. 21, 2011 Option to Exchange Rights For Shares [Member]	Dec. 29, 2010 Option to Exchange Rights For Shares [Member]	Jul. 27, 2012 Derivative Arrangement Two [Member]	Jul. 24, 2012 Derivative Arrangement Two [Member]	Dec. 21, 2011 Derivative Arrangement Two [Member]	Dec. 31, 2012 Derivative Arrangement Two [Member]	Jul. 24, 2012 First Amendment To Derivative Arrangement Two [Member]	Dec. 27, 2012 Second Amendment To Derivative Arrangement Two [Member]	Dec. 27, 2012 Second Amendment To Derivative Arrangement Two [Member] Minimum [Member]	Dec. 27, 2012 Second Amendment To Derivative Arrangement Two [Member] Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Consideration received in funding arrangement										$ 8,000
Proceeds from research and development funding arrangements	1,000	7,000						1,000		2,000		1,000
Second installment amount										3,000		1,000
Third installment amount										3,000		5,000		5,000	7,500
Price at which investors can exchange rights						6
Number of shares to be issued upon exchange of Participation Rights						1,455,000	833,334
Warrant and option issuance costs			80
Cash proceeds allocated to liability component								431		443
Proceeds allocated to derivative								569		1,557
Issuance costs related to derivative										463
Options issued to agent			100,000
Financial income (expenses) due to re-measurement of options				20	(453)
Financial income (expenses) related to embedded derivative											(604)
Number of specified targets									12			8	6
Unpaid balance for funding arrangement												6,000
Increased funding in research and development activities if number of targets is increased													10,500
Cumulative amount due to investor if agreement is terminated													$ 1,500
Number of specified targets required to receive increased funding													8

RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS (Schedule Of Assumptions For Monoclonal Antibody Product) (Details) (Derivative Financial Instruments, Liabilities [Member], Derivative Arrangement Two [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Financial Instruments, Liabilities [Member] | Derivative Arrangement Two [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk-free interest rate	0.28%	0.28%
Expected volatility	47.46%	61.73%
Expected life	2 years 3 months	2 years 3 months
Expected dividend yield	0.00%	0.00%

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantor Obligations [Line Items]
2013	$ 698
2014	522
2015	384
Future rental commitments under operating leases	1,604
Operating lease expenses	551	383	397
Property Lease Guarantee [Member] | Israel [Member]
Guarantor Obligations [Line Items]
Bank guarantees in favor of lessor	96
Property Lease Guarantee [Member] | Unites States [Member]
Guarantor Obligations [Line Items]
Bank guarantees in favor of lessor	$ 40

COMMITMENTS AND CONTINGENCIES (Contingent Royalty Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Government And Other Grants [Line Items]
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense			$ 39
Contingent obligation for royalty	$ 8,695
Minimum [Member]
Government And Other Grants [Line Items]
Royalty percentage based on future revenues	3.00%
Maximum [Member]
Government And Other Grants [Line Items]
Royalty percentage based on future revenues	5.00%

COMMITMENTS AND CONTINGENCIES (Antibodies Discovery Collaboration Agreement) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended			6 Months Ended				0 Months Ended
	Jun. 25, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Long-Term Prepaid Expenses [Member]	Jun. 25, 2012 Long-Term Prepaid Expenses [Member]	Dec. 31, 2012 Other Accounts Receivables And Prepaid Expenses [Member]	Jun. 25, 2012 Other Accounts Receivables And Prepaid Expenses [Member]	Jun. 25, 2012 Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payment for access right to the Technology	$ 600					$ 400	$ 100	$ 150
Term of agreement	3 years
Potential additional fees to be paid upon achievement of milestone events									3,250
Research and development expense		$ 9,442	$ 6,778	$ 5,227	$ 109

SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2000 2000 Options Plan [Member]	Dec. 31, 2012 2000 Options Plan [Member]	Dec. 31, 2012 2010 Options Plan [Member]	Jul. 31, 2010 2010 Options Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance				1,500,000			1,953,851
Annual increse in number of shares authorized				1,500,000
Maximum percentage of total shares of common stock outstanding				4.00%
Vesting period for plan					4 years	4 years
Award expiration period					10 years	10 years
Common stock available for issuance						2,969,072
Weighted average fair value of stock options granted	$ 2.72	$ 2.33	$ 2.51
Unrecognized share-based compensation expense	$ 5,314
Unrecognized compensation cost, recognition period	2 years 4 months 24 days

SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) (Employees, Directors And Consultants [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employees, Directors And Consultants [Member]
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Options outstanding at beginning of year	5,943,400
Options granted	1,358,000
Options exercised	(696,988)
Options expired	(5,197)
Options forfeited	(10,000)
Options outstanding at end of year	6,589,215	5,943,400
Options vested and expected to vest at end of year	6,326,283
Exercisable at end of year	3,717,320
Options outstanding at beginning of year	$ 3.04
Options granted	$ 4.18
Options exercised	$ 2.7
Options expired	$ 3.86
Options forfeited	$ 4.13
Options outstanding at end of year	$ 3.34	$ 3.04
Options vested and expected to vest at end of year	$ 3.31
Exercisable at end of year	$ 1.54
Options outstanding at beginning of year	6 years 7 months 17 days	6 years 6 months 15 days
Options outstanding at end of year	6 years 7 months 17 days	6 years 6 months 15 days
Options vested and expected to vest at end of year	6 years 6 months 18 days
Exercisable at end of year	2 years 10 months 13 days
Options outstanding at beginning of year	$ 11,298,881
Options granted	1,391,720
Options exercised	2,049,848
Options expired	5,489
Options forfeited	7,900
Options outstanding at end of year	10,958,989	11,298,881
Options vested and expected to vest at end of year	10,712,527
Exercisable at end of year	$ 8,301,318

SHAREHOLDERS' EQUITY (Schedule Of Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Volatility	82.00%	83.00%	79.00%
Risk-free interest rate	0.69%	1.49%	2.31%
Dividend yield	0.00%	0.00%	0.00%
Expected life	4 years 6 months	4 years 8 months 12 days	5 years
Non-employees [Member]
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Volatility	78.00%	78.00%	81.00%
Risk-free interest rate	1.12%	2.56%	2.25%
Dividend yield	0.00%	0.00%	0.00%
Expected life	6 years 7 months 6 days	6 years	6 years

SHAREHOLDERS' EQUITY (Schedule Of Stock Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	$ 2,469	$ 3,400	$ 2,098
Research And Development Expenses, Net [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	1,298	1,003	883
Selling And Marketing Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	192	178	91
General And Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	$ 979	$ 2,219	$ 1,124

SHAREHOLDERS' EQUITY (Schedule of Non-employees' Option Activity) (Details) (Non-employees [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-employees [Member]
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Options outstanding at beginning of year	375,500
Options granted	25,000
Options exercised	(79,000)
Options expired
Options outstanding at end of year	321,500	375,500
Options vested and expected to vest at end of year	321,500
Exercisable at end of year	317,337
Options outstanding at beginning of year	$ 4.41
Options granted	$ 5.5
Options exercised	$ 3.53
Options expired
Options outstanding at end of year	$ 4.71	$ 4.41
Options vested and expected to vest at end of year	$ 4.71
Exercisable at end of year	$ 4.64
Options outstanding at beginning of year	3 years 6 months 7 days	3 years 10 months 2 days
Options outstanding at end of year	3 years 6 months 7 days	3 years 10 months 2 days
Options vested and expected to vest at end of year	3 years 6 months 7 days
Exercisable at end of year	3 years 5 months 19 days

SHAREHOLDERS' EQUITY (Board Members And Officers) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Former Chairman Of Board [Member]	May 12, 2011 Former Chief Executive Officer And Current Director [Member]	Dec. 31, 2012 Former Chief Executive Officer And Current Director [Member]	Dec. 31, 2012 Chief Executive Officer [Member]
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Stock-based compensation expenses	$ 2,469	$ 3,400	$ 2,098	$ 494		$ 1,264	$ 61
Fully vested options granted					380,000
Option expiration period after service terminates					180 days

INCOME TAXES (Encouragement Of Capital Investments) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Encouragement Of Capital Investments Law [Line Items]
Term of tax rate under election to account ror tax on undistributed earnings prior to distribution	1 year
Minimum [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax rate under election to account for tax on undistributed earnings prior to distribution	6.00%
Maximum [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax rate under election to account for tax on undistributed earnings prior to distribution	17.50%
2011 And 2012 [Member]
Encouragement Of Capital Investments Law [Line Items]
Flat tax rate applicable to preferred income	15.00%
2011 And 2012 [Member] | Development Area A [Member]
Encouragement Of Capital Investments Law [Line Items]
Flat tax rate applicable to preferred income	10.00%
2013 And 2014 [Member]
Encouragement Of Capital Investments Law [Line Items]
Flat tax rate applicable to preferred income	12.50%
2013 And 2014 [Member] | Development Area A [Member]
Encouragement Of Capital Investments Law [Line Items]
Flat tax rate applicable to preferred income	7.00%
2015 And Thereafter [Member]
Encouragement Of Capital Investments Law [Line Items]
Flat tax rate applicable to preferred income	12.00%
2015 And Thereafter [Member] | Development Area A [Member]
Encouragement Of Capital Investments Law [Line Items]
Flat tax rate applicable to preferred income	6.00%
Benefit Period [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax exempt period	2 years
Term of investment	3 years
Benefit Period [Member] | Minimum [Member]
Encouragement Of Capital Investments Law [Line Items]
Reduced tax rate	10.00%
Qualifying investment for setting up plant	300
Qualifying investment for plant expansions	300
Benefit Period [Member] | Maximum [Member]
Encouragement Of Capital Investments Law [Line Items]
Reduced tax rate	25.00%
Period since approval was granted	14 years
Period since enterprise began operating	12 years
Period since year of election	12 years

INCOME TAXES (Schedule Of Qualifying Percentage Of Productive Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Up To NIS 140 [Member]
Law For Encouragement Of Capital Investments [Line Items]
New proportion that investment bears to value of productive assets	12.00%
NIS 140 To NIS 500 [Member]
Law For Encouragement Of Capital Investments [Line Items]
New proportion that investment bears to value of productive assets	7.00%
More Than NIS 500 [Member]
Law For Encouragement Of Capital Investments [Line Items]
New proportion that investment bears to value of productive assets	5.00%
Minimum [Member] | NIS 140 To NIS 500 [Member]
Law For Encouragement Of Capital Investments [Line Items]
Value of productive assets before expansion	140,000
Minimum [Member] | More Than NIS 500 [Member]
Law For Encouragement Of Capital Investments [Line Items]
Value of productive assets before expansion	500,000
Maximum [Member] | Up To NIS 140 [Member]
Law For Encouragement Of Capital Investments [Line Items]
Value of productive assets before expansion	140,000
Maximum [Member] | NIS 140 To NIS 500 [Member]
Law For Encouragement Of Capital Investments [Line Items]
Value of productive assets before expansion	500,000

INCOME TAXES (Net Operating Losses Carryforward And Capital Loss) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Israel [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	152
Israel [Member] | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Capital loss	4
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	15
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward	2018
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward	2032
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	659
State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward	2013
State [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward	2032

INCOME TAXES (Schedule Of Loss Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic (Israel)	$ 13,370	$ 12,004	$ 7,203
Foreign	258
Loss before taxes	$ 13,628	$ 12,004	$ 7,203

INCOME TAXES (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Accrued social benefits	$ 124	$ 99
Research and development credit	2,300	1,686
Capital funding raise credit	12	14
Operating loss carryforward	43,297	40,890
Net deferred tax asset before valuation allowance	45,733	42,689
Valuation allowance	(45,733)	(42,689)
Net deferred tax asset

INCOME TAXES (Applicable Tax Rates) (Narrative) (Details) (After Legislative Amendments [Member])	12 Months Ended
Dec. 31, 2012
After Legislative Amendments [Member]
Income Tax Applicable Tax Rates [Line Items]
Israeli tax rate	25.00%

FAIR VALUE MEASUREMENTS (Schedule Of Financial Assets Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities: Investment in Evogene	$ 5,196	$ 4,093
Embedded derivatives	6,864	5,707
Liability with respect to outstanding options to non-employee	264	284
Total Financial Assets	12,324	10,084
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities: Investment in Evogene	5,196	4,093
Embedded derivatives
Liability with respect to outstanding options to non-employee
Total Financial Assets	5,196	4,093
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities: Investment in Evogene
Embedded derivatives
Liability with respect to outstanding options to non-employee
Total Financial Assets
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities: Investment in Evogene
Embedded derivatives	6,864	5,707
Liability with respect to outstanding options to non-employee	264	284
Total Financial Assets	$ 7,128	$ 5,991

FAIR VALUE MEASUREMENTS (Schedule Of Changes In Level 3 Instruments Measured On A Recurring Basis Using Significant Unobservable Inputs) (Details) (Fair Value Of Embedded Derivatives [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 5,707	$ 4,037
Fair value of Exchange Option within second research and development arrangement	569	1,557
Change in fair value of Exchange Option and embedded derivatives within research and developmnet arrangements	588	113
Balance at end of year	6,864	5,707
Cash Consideration Component Of Balance [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at end of year	744	443
Outstanding options to non-employee, liability fair value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at end of year	$ 264	$ 284

FAIR VALUE MEASUREMENTS (Schedule of Fair Value of Outstanding Options to Non-employee) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
Beginning balance	$ 284
Fair value of liability with respect to outstanding options to non-employee		353
Classification of portion liability with respect to outstanding options to non-employee to additional paid in capital		(89)
Change in fair value of liability with respect to outstanding options to non- employee	(20)	20
Ending balance	$ 264	$ 284

GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Geograhic Area [Line Items]
Number of operating segments	1
Total revenues	$ 242		$ 1,115
Long-lived assets	1,250	497
Customer A [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%:			67
Customer B [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%:			13
Customer C [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%:			11
Unites States [Member]
Segment Reporting Geograhic Area [Line Items]
Revenues from sales to unaffiliated customers:			750
Long-lived assets	767
Europe [Member]
Segment Reporting Geograhic Area [Line Items]
Revenues from sales to unaffiliated customers:			365
Israel [Member]
Segment Reporting Geograhic Area [Line Items]
Revenues from sales to unaffiliated customers:
Long-lived assets	$ 483	$ 497

FINANCIAL INCOME (LOSS), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net	$ (86)	$ (306)	$ 241
Interest Income [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net	301	421	266
Bank Fees And Other Finance Expenses [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net	(61)	(15)	(15)
Change In Fair Value Of Research And Development Funding Arrangements [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net	(588)	(113)	(97)
Change In Fair Value Of Liability With Respect To Outstanding Options To Non-Employee [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net	20
Funding Arrangements Issuance Expenses [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net		(463)	(228)
DerivativesTransactions Loss (Gain) [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net		134	(15)
Exchange Rate Differences [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net	$ 242	$ (270)	$ 330

RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Related party transactions, revenue from the agreement with Neviah	$ 242

SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended
Feb. 19, 2013
Employees [Member]
Subsequent Event [Line Items]
Options granted	90,000
Exercise price	$ 5.08
Vesting period	4 years
Non-employees [Member]
Subsequent Event [Line Items]
Options granted	10,000
Exercise price	$ 5.08
Vesting period	12 months